CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Condensed Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	$ 1,960	$ 3,244	$ 4,152
Total non-current assets	5,310	10,504
Total assets	15,083	15,921
Equity	569	586
Total equity and liabilities	15,083	15,921
Veon Ltd.
Non-current assets
Intangible assets	5	6	8
Tangible fixed assets	2	3	8
Financial fixed assets	760	690	138
Total non-current assets	767	699	154
Total current assets	78	119	320
Total assets	845	818	474
Equity	569	586	163
Total liabilities disposed	276	232	311
Total equity and liabilities	$ 845	$ 818	$ 474